CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Cash at bank and on hand	$ 12,038		$ 22,623	$ 34,802
Cash and cash equivalents	12,038		22,623	34,802	$ 303
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss for the year	(13,097)		(7,115)	(5,955)
Adjustment for non-cash income and expense items [Abstract]
Amortisation of borrowing costs	3,570		0	0
Depreciation of plant and equipment	1,524		13	21
Impairment of plant and equipment	545	[1]	0	0
Impairment of exploration and evaluation assets	0		0	520
Loss on disposal of plant and equipment	24		0	0
Provision for employee entitlements	171		5	17
Share based payment expense	1,504		2,298	674
Net foreign exchange differences	47		(56)	251
Change in operating assets and liabilities [Abstract]
(Increase)/decrease in trade and other receivables	(766)		187	(667)
(Increase)/decrease in inventories	(730)		0	0
(Increase)/decrease in other current assets	(509)		0	0
Increase/(decrease) in trade and other payables	102		536	149
Net cash outflow from operating activities	$ (7,615)		$ (4,132)	$ (4,990)

[1]	An impairment loss of approximately US$545,000 has been recognized in respect of 'mine plant and equipment' for fiscal 2019, relating to storm damage to the raw and clean coal radial stackers. The repair and rebuild costs are expected to be covered under existing insurance arrangements.